Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Capital Levels (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 260,531	$ 200,772
Tier I Risk Based Capital, Actual, Amount	246,852	187,638
CET1 Risk Based Capital, Actual, Amount	208,061	140,853
Leverage, Actual, Amount	$ 246,852	$ 187,638
Total Risk Based Capital, Actual, Ratio	16.10%	16.60%
Tier I Risk Based Capital, Actual, Ratio	15.30%	15.50%
CET1 Risk Based Capital, Actual, Ratio	12.90%	11.60%
Leverage, Actual, Ratio	12.80%	12.70%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 129,080	$ 97,025
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	96,810	72,769
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	72,608	54,576
Leverage, For Capital Adequacy Purposes, Amount	$ 80,788	$ 59,089
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Civista [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 228,620	$ 161,394
Tier I Risk Based Capital, Actual, Amount	213,922	147,473
CET1 Risk Based Capital, Actual, Amount	203,441	136,760
Leverage, Actual, Amount	$ 213,922	$ 147,473
Total Risk Based Capital, Actual, Ratio	14.20%	13.30%
Tier I Risk Based Capital, Actual, Ratio	13.30%	12.20%
CET1 Risk Based Capital, Actual, Ratio	12.60%	11.30%
Leverage, Actual, Ratio	10.60%	10.00%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 128,918	$ 96,880
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	96,689	72,660
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	72,517	54,495
Leverage, For Capital Adequacy Purposes, Amount	$ 80,642	$ 59,031
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 161,407	$ 121,100
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	129,125	96,880
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	104,914	78,715
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 100,802	$ 73,788
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.00%	8.00%
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%